LEASES (Tables)	12 Months Ended
Jun. 30, 2026
LEASES
Schedule of right-of-use and liabilities related with lease assets

Right-of-use leased asset	06/30/2026	06/30/2025
Book value at the beginning of the year	30,142,835	20,979,597
Additions of the year	2,626,725	9,569,819
Subject to foreclosure (Note 6)	(8,076,841)	—
Deconsolidation of subsidiary (Note 13)	(168,988)	—
Disposals	(177,480)	(680,110)
Exchange differences	302,591	273,529
Book value at the end of the year	24,648,842	30,142,835

Depreciation	06/30/2026	06/30/2025
Book value at the beginning of the year	13,765,134	9,377,845
Depreciation of the year (1)	3,628,805	5,036,703
Disposals	(175,688)	(697,150)
Subject to foreclosure (Note 6)	(3,192,117)	—
Deconsolidation of subsidiary (Note 13)	(129,991)	—
Exchange differences	(203,749)	47,736
Accumulated depreciation at the end of the year	13,692,394	13,765,134
Total	10,956,448	16,377,701

Lease liability	06/30/2026	06/30/2025
Book value at the beginning of the year	16,411,981	11,284,137
Additions of the year	2,626,725	9,569,819
Subject to foreclosure (Note 4)	(5,141,381)	—
Deconsolidation of subsidiary (Note 13)	(29,848)	—
Interest expenses, exchange differences and inflation effects	1,690,582	1,059,412
Payments of the year	(4,667,486)	(5,501,387)
Total	10,890,573	16,411,981

Lease Liabilities	06/30/2026	06/30/2025
Non-current	8,781,609	9,527,939
Current	2,108,964	6,884,042
Total	10,890,573	16,411,981

	06/30/2026	06/30/2025
Machinery and equipment	828,977	3,655,741
Vehicles	1,095,365	1,214,933
Equipment and computer software	1,296,516	1,347,568
Land and buildings	21,427,984	23,924,593
	24,648,842	30,142,835

(1)For the years ended June 30, 2026, and 2025, depreciation expense of $294,691 and $723,187, respectively, related to leased assets has been reclassified to Loss from discontinued operations in the consolidated statement of comprehensive income.